Average Annual Total Returns - NVIT Investor Destinations Aggressive Fund	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class P Shares 1 Year	Class P Shares 5 Years	Class P Shares 10 Years	Morningstar® Aggressive Target Risk Index (reflects no deduction for fees or expenses) 1 Year	Morningstar® Aggressive Target Risk Index (reflects no deduction for fees or expenses) 5 Years	Morningstar® Aggressive Target Risk Index (reflects no deduction for fees or expenses) 10 Years
Total	12.82%	10.53%	9.28%	13.00%	10.68%	9.42%	13.23%	12.19%	9.76%